Selected Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																								9 Months Ended				12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 28,912		$ 12,293		$ 22,985		$ 20,058		$ 29,120		$ 15,716		$ 15,706		$ 12,308		$ 17,889		$ 13,513		$ 10,254		$ 8,066		$ 67,306		$ 55,336		$ 84,248	$ 72,850	$ 49,722
Gross profit	10,065		(1,577)		8,176		6,927		13,458		5,513		4,801		2,808		6,537		4,396		3,448		867		26,626		13,527		23,592	26,580	15,248
Operating expenses	23,411		26,837		25,229		26,166		24,679		24,216		23,472		23,218		24,039		23,403		21,766		21,704		79,987		78,232		101,643	95,584	90,912
Operating loss	(13,346)		(28,414)		(17,053)		(19,239)		(11,221)		(18,703)		(18,671)		(20,410)		(17,502)		(19,007)		(18,318)		(20,837)		(53,361)		(64,705)		(78,051)	(69,004)	(75,664)
Net loss	$ (14,822)		$ (29,815)		$ (18,326)		$ (20,485)		$ (12,093)		$ (19,585)		$ (19,533)		$ (21,208)		$ (18,465)		$ (19,901)		$ (19,197)		$ (21,961)		$ (61,627)		$ (68,624)		$ (83,447)	$ (72,418)	$ (79,524)
Basic and diluted net loss per share	$ (4.80)	[1]	$ (9.70)	[1]	$ (6.00)	[1]	$ (6.80)	[1]	$ (4.00)	[1]	$ (6.50)	[1]	$ (6.50)	[1]	$ (8.30)	[1]	$ (7.80)	[1]	$ (8.50)	[1]	$ (8.30)	[1]	$ (9.60)	[1]	$ (13.79)	[2]	$ (22.52)	[2]	$ (27.30)	$ (25.04)	$ (34.17)

[1]	Net loss per share is computed independently for each of the quarters presented. Therefore, the sum of the quarterly per-share calculations will not necessarily equal the annual per share calculation.
[2]	The issued and outstanding shares of common stock have been restated for all periods presented to reflect the effects of the 1-for-10 reverse stock split, which was effective on October 9, 2017 as described in Note 7.